Total
ARK 21Shares Active Ethereum Futures ETF
ARK 21Shares Active Ethereum Futures Strategy ETF (“ARKZ”)
Investment Objective
ARK 21Shares Active Ethereum Futures Strategy ETF (the “Fund”) seeks capital appreciation.
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses	ARK 21Shares Active Ethereum Futures ETF ARK 21Shares Active Ethereum Futures ETF
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.70%
[1]	Other Expenses are estimated for the current fiscal year. The Fund cannot accurately estimate anticipated current and deferred tax expenses prior to the commencement of investment operations.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
ARK 21Shares Active Ethereum Futures ETF | ARK 21Shares Active Ethereum Futures ETF | USD ($)	72	224

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and therefore portfolio turnover data is not available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund. Under normal market conditions, the Fund will seek to achieve its investment objective by investing in a portfolio of ether futures contracts. Through a subsidiary, the Fund will invest in standardized, exchange-traded ether futures contracts that are cash settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”), such as the Chicago Mercantile Exchange (the “CME”) (“Ether Futures”). The Fund does not invest directly in ether or other digital assets or maintain direct exposure to “spot” ether.

Under normal conditions, the Fund invests more than 25% of its total assets in investments that provide exposure to ether and/or Ether Futures.

What is Ether? Ether is a digital asset also referred to as a crypto asset. Ether, as a digital asset, is a unit of account on the “Ethereum network,” an open source, decentralized peer-to-peer computer network, which is also known as the “Ethereum Blockchain.” The ethereum network is governed by a set of rules that are commonly referred to as the “Ethereum protocol”. Ether may be held as an investment, may be used to purchase goods and services, stored for future use, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the Ethereum network and the value of ether is not backed by any government, corporation or other central body. Instead, the value of ether is determined, in part, by supply and demand in markets created to facilitate trading and transactions in ether. Ether is the second largest digital asset by market capitalization behind bitcoin. Because the source code for the Ethereum network is open-source, anyone can contribute to its development. Ownership and transaction records for ether are protected by information technology known as cryptography, which is designed to protect the digital asset and only permits transactions to take place if certain conditions are satisfied. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt, and the private key is used to decrypt.

The Ethereum network is operated by a decentralized group of participants who run computer software that validates and records transactions in ether (“validators”), developers who propose changes and improvements to the Ethereum protocol and the software that enforces the Ethereum protocol, and users who use the Ethereum software. Periodically, the software used by the Ethereum network is modified, which can result in different versions of ether (“forks”). Although the Fund does not invest directly in ether, the value of Ether Futures can be affected by forks.

For instance, in June 2016, the Ethereum community faced a divisive choice: whether to reverse a large hack (theft) of ether from a third-party project called “The DAO,” a decentralized autonomous organization that was designed to act as a decentralized, investor-directed venture capital firm operating in the Ethereum ecosystem. While the hack didn’t directly impact the Ethereum protocol itself, it harmed trust in the ecosystem. The majority of the ecosystem chose to reverse the hacked transactions and return the stolen ether to its original holders, while a minority believed that reversing the transactions was the incorrect course. This led to a hard fork in the Ethereum Blockchain, with the smaller of the two communities taking the name Ethereum Classic and running a separate blockchain with its own native crypto asset. Additional forks of the Ethereum Blockchains are possible. A large-scale fork could introduce risk, uncertainty, or confusion into the Ethereum Blockchains, or could fraction the value of the main blockchain and its native crypto asset, which could significantly impact the value of ether, and thereby of the Ether Futures held by the Fund.

What are Ether Futures? Ether Futures are futures contracts traded on a commodity exchange registered with the CFTC. Currently, the only Ether Futures contracts in which the Fund will invest are traded on the CME. The Fund may invest in standard Ether Futures and in micro Ether Futures (collectively referred to herein as Ether Futures). These futures contracts are agreements between two parties that are executed on a commodity futures exchange, and that are cleared and margined through a clearing house. Ether Futures are cash-settled, which means that one party agrees to buy a fixed quantity of ether from another party at a future point in time at a price agreed at the initiation of the contract, but instead of taking physical delivery of ether at the later date, settlement occurs using cash. The contractual obligations of a buyer or seller of Ether Futures are generally satisfied by cash settlement at the end of the contract period or by making an offsetting sale or purchase of an identical futures contract before the designated date of delivery.

The Fund expects to gain exposure by investing approximately 25% of its investable assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands and for which Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as investment adviser, 21Shares US LLC (“21Shares”) serves as sub-adviser and ARK Investment Management LLC (“ARK”) serves as sub-subadviser. Investing more than 25% of the Fund’s assets in the subsidiary could have adverse tax consequences for the Fund. See the section entitled “Taxation” in the Statement of Additional Information for more information. There can be no assurance that the Fund will be able to achieve or maintain its target ether exposure. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.

The Fund does not invest in ether directly or maintain a direct exposure to “spot” ether. Investors seeking direct exposure to the price of ether should consider an investment other than the Fund.

The Fund may seek to invest in Ether Futures contracts with the most attractive combination of cost, liquidity, and other relevant factors, in order to optimize roll yield. Additionally, the Fund may seek to invest in “front month” Ether Futures contracts. “Front month” contracts are the monthly contracts with the nearest expiration date. Typically, the Fund will roll to the next “nearby” Ether Futures contracts. The “nearby” contracts are those contracts with the next closest expiration date. Rather than roll the futures contracts on a predefined schedule, the Fund will roll to another futures contract at the time that the Fund believes will generate the greatest roll yield. However, there can be no guarantee that such a strategy will produce the desired results. There is no guarantee that such a strategy will produce the desired results.

The Ether Futures in which the Fund invests generally have monthly or quarterly contract periods. Under normal conditions, the Fund will hold its Ether Futures contracts during periods when the value of ether may be rising, falling or flat. In order to maintain its positions in Ether Futures, the Fund will sell Ether Futures contracts as they near expiration, the end of the contract period, and buy new Ether Futures contracts with a later expiration date. This is called “rolling.” Rolling Ether Futures contracts means that the Fund will incur expenses associated with selling and buying positions.

In addition, the Fund’s investments in Ether Futures will be subject to “contango” and “backwardation.” Contango occurs when a futures contract with a longer term to expiration is priced higher than a contract with a shorter term to expiration. This means that it costs more to replace a futures contract as the remaining term of the contract gets shorter. When rolling Ether Futures contracts in contango, the Fund is selling a contract at a lower price and buying a new, longer contract at a relatively higher price. Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Ether Futures contracts in backwardation, the Fund is selling a shorter-term contract at a higher price and buying a longer-term contract at a lower price. Whenever the Fund is buying or selling an Ether Futures contract, the Fund will incur transaction expenses.

The Fund’s Remaining Investments. The Fund will generally invest its remaining assets in any one or more of the following types of short-term cash instruments to provide liquidity, serve as margin, or collateralize the Fund’s investments in Ether Futures:

●	U.S. Treasury securities;

●	Money market instruments; and

●	repurchase agreements.

The Fund may also engage in reverse repurchase agreements or similar transactions for leveraging purposes.

The Fund is classified as a non-diversified fund, which means that the Fund may invest a greater percentage of its assets in investments backed by a particular issuer, or in the case of Ether Futures contracts, in contracts with a single counterparty or a few counterparties.

Principal Risks
PERFORMANCE

Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at https://21shares-funds.com/ or by calling the Fund at (215) 882-9983.

ARK 21Shares Active Ethereum Futures ETF | All Risk [Member]

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More detailed risk descriptions are set forth below under the heading “Additional Information About the Funds’ Risks.”

Ether and Ether Futures are relatively new investments, which have unique and substantial risks and which may be more volatile than other types of investments. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The performance of Ether Futures may differ from the performance of ether.

ARK 21Shares Active Ethereum Futures ETF | Market And Volatility Risk [Member]

Market and Volatility Risk. The Fund’s investments, including its investments in Ether Futures, are subject to market risk. Market risk is the risk that the value of an investment will rise or fall, which could occur due to specific factors relating to ether or Ether Futures, and due to general market or economic conditions or other factors.

ARK 21Shares Active Ethereum Futures ETF | Asset Risk [Member]

Asset Risk. The Fund seeks to maintain managed exposure to ether through its investment in Ether Futures, but the Fund does not invest in ether directly. The price of Ether Futures may vary from the current value or current price of ether in cash markets, which is called the “spot” price. The Fund’s performance will diverge from the performance of ether in the spot markets, or from the performance of Ether Futures. The Fund’s exposure to Ether Futures will be effected through a wholly-owned subsidiary, and references to the Fund below includes the subsidiary.

ARK 21Shares Active Ethereum Futures ETF | Ether Futures Risks [Member]

Ether Futures Risks. Ether Futures expose the Fund to the following risks:

●	Ether and Ether Futures are relatively new assets and ether and the Ethereum network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Ether Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Ether Futures or achieve its investment objective.

●	Historically, ether and Ether Futures have been subject to significant price volatility. The price of Ether Futures may differ significantly from the spot price of ether and changes in the price of Ether Futures may happen rapidly and without notice.

●	The market for Ether Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Ether Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.

●	An exchange or market may close early, close late or issue trading halts on Ether Futures contracts. As a result, the ability to trade Ether Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Ether Futures contracts at all, and/or cause significant deviations in the performance of Ether Futures contracts from spot ether. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

●	Increased demand for Ether Futures may cause Ether Futures to become more expensive to acquire and may cause the value of Ether Futures to diverge more significantly from the value of the reference rate. Ether Futures are valued based on the CME CF Ether Reference Rate, which is a rate determined by the CME and designed to provide an indicative price for spot ether across a specific set of cash digital asset trading venues. If demand for ether rises, this could affect the reference rate and the value of Ether Futures.

●	In some cases, the near month Ether Futures contract’s price can be lower than later expiring contracts’ prices (“contango”). If Ether Futures suffer a prolonged period of contango, and absent the impact of rising or falling ether prices, the Fund’s net assets value (“NAV”) and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.

●	Market conditions and expectations, position limits, accountability limits, availability of counterparties and other factors may limit the Fund’s ability to invest the proceeds of creation baskets in Ether Futures and may cause the Fund to fail to maintain its target ether exposure or may impair the Fund’s ability to meet its investment objective.

●	When an Ether Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy an Ether Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Ether Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Ether Futures contracts may have a significant adverse impact on the Fund’s investment performance.

●	There may be imperfect correlation between changes in the market value of an Ether Futures contract and the value of its underlying reference asset and this may be exaggerated in times of market stress or volatility. Ether Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.

ARK 21Shares Active Ethereum Futures ETF | Ether And The Ethereum Network Risks [Member]

Ether and the Ethereum Network Risks. The Fund may be subject to the following risks as a result of its investments in Ether Futures:

●	Ether and other crypto assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.

●	Digital assets such as ether were introduced relatively recently, and the medium-to-long term value of ether is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.

●	The value of ether depends on the development and acceptance of the Ethereum network. The slowing or stopping of the development or acceptance of the Ethereum network may adversely affect an investment in the Fund.

●	Possession of 33% of staked Ether is the minimum stake that can be used to execute an attack on the Ethereum Blockchain. If one or a coordinated group of miners were to gain control of more than 50% of the Ethereum network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain ether. Any such attacks could alter the blockchain and adversely affect the value of ether, which would adversely affect the Fund’s investments in Ether Futures.

●	New competing digital assets may pose a challenge to ether’s current market position, resulting in a reduction in demand for ether, which could have a negative impact on the price of ether and Ether Futures, and thus a negative impact on the performance of the Fund.

●	If one or a coordinated group of validators were to gain control of two-thirds of staked ether, they could have the ability to manipulate transactions and fraudulently obtain ether. If such a validator or coordinated group of validators were to gain control of one-third of staked ether, they could have the ability to halt payments.

●	There is no registry showing which individuals or entities own ether or the quantity of ether owned by any particular person or entity. There are no regulations in place that would prevent a large holder of ether from selling their ether. Substantial ether sales may adversely affect the price of ether and Ether Futures.

●	Although the Fund’s investments will be in Ether Futures contracts traded on regulated futures exchanges, ether and digital asset trading venues may be subject to similar or less regulation. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Ether Futures contracts traded on regulated futures exchanges, to the extent Ether Futures are tracking the spot ether markets, the Fund’s investments in Ether Futures could be adversely affected by fraud, failure or security breaches in spot ether markets.

●	The open-source nature of the Ethereum network can result in changes to the underlying code of ether, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “air drop.” A fork or an air drop could result in significant and unexpected changes in the value of ether on spot markets, which could adversely affect Ether Futures, and the Fund.

ARK 21Shares Active Ethereum Futures ETF | Liquidity Risk [Member]

Liquidity Risk. Liquidity risk is the risk that the Fund might not be able to sell an investment without significantly changing the value of the investment on the Fund’s books. Liquidity risk can be elevated by market disruptions or volatility, and during these periods, it may be difficult or impossible for the Fund to buy or sell an investment, including in Ether Futures, at a desired price. The market for Ether Futures is still developing and may experience periods of significant illiquidity. The demand for Ether Futures and the large size of the positions which the Fund may acquire may increase the risk of illiquidity by making positions more difficult to liquidate, increasing transaction costs, or by increasing the losses incurred while trying to do so. In addition, limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on Fund performance. Developments in the market for spot ether could also affect the Fund’s ability to transact in Ether Futures, including rolling positions. The Fund cannot acquire new investments if 15% of its net assets are held in illiquid securities, so the Fund could be negatively impacted by periods of illiquidity and the NAV and the market price of the Fund’s shares could be adversely affected.

ARK 21Shares Active Ethereum Futures ETF | Investment Capacity Risk [Member]

Investment Capacity Risk. The Fund invests in specific types of instruments and Ether Futures. If the Fund cannot obtain its desired type or amount of Ether Futures for any reason, including limited liquidity in the Ether Futures market, additional demand for Ether Futures, a disruption to the Ether Futures market, or changes in margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Fund’s ability to obtain exposure to Ether Futures contracts will cause the Fund’s performance to deviate from the performance of ether and Ether Futures. Additionally, the ability of the Fund to obtain exposure to Ether Futures contracts is limited by certain tax rules that limit the amount the Fund can invest in the subsidiary.

ARK 21Shares Active Ethereum Futures ETF | Counterparty Risk [Member]

Counterparty Risk. Investing in futures contracts, derivatives and repurchase agreements involves entering into contracts with third parties (collectively, “counterparties”). Using derivatives and repurchase agreements involves risks that are different from the risks associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.

The counterparty to a listed futures contract, such as Ether Futures, is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

ARK 21Shares Active Ethereum Futures ETF | Leverage Risk [Member]

Leverage Risk. Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or investment practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

ARK 21Shares Active Ethereum Futures ETF | Concentration Risk [Member]

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to ether.

ARK 21Shares Active Ethereum Futures ETF | Non Diversified Risk [Member]

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that the Fund’s assets will be invested in a small number of issuers, or have its assets exposed to a smaller number of counterparties, than a diversified fund. A non-diversified Fund may be more volatile than a diversified fund because the gains or losses on a single investment may have a greater impact on the Fund’s NAV and therefore the Fund’s market price as compared to a diversified fund.

ARK 21Shares Active Ethereum Futures ETF | Active Management Risk [Member]

Active Management Risk. The Fund is actively managed and its performance is based on the judgments and investment decisions that 21Shares makes for the Fund. The judgments and decisions made by the portfolio manager or 21Shares may not implement the strategy correctly, which may cause the Fund to underperform as compared to investments of similar risk.

ARK 21Shares Active Ethereum Futures ETF | Subsidiary Risk [Member]

Subsidiary Risk. The Fund seeks to gain its targeted investment exposure through investment in the Fund’s wholly-owned subsidiary, which is organized under the laws of the Cayman Islands. Certain policies and procedures require that the subsidiary be consolidated with the Fund for purposes of testing compliance with applicable tax regulations and investment limitations. Changes in laws in the United States or the Cayman Islands could affect the use of the subsidiary structure, which could adversely affect the Fund’s ability to achieve its investment objective.

ARK 21Shares Active Ethereum Futures ETF | Repurchase Agreements Risk [Member]

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ARK 21Shares Active Ethereum Futures ETF | Derivatives Risk [Member]

Derivatives Risk. The Fund’s use of derivatives (in the form of Ether Futures) presents risks different than investing directly in traditional securities. Using derivatives can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Ether Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective. Using derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or exit those positions. Using derivatives also involves the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Fund’s ability to use certain derivatives and their cost.

ARK 21Shares Active Ethereum Futures ETF | Bond And Fixed Income Risks [Member]

Bond and Fixed Income Risks. The Fund’s investments in fixed income securities are subject to one or more of the following risks:

●	Credit Risk. Bonds are subject to credit risk, which is the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. The credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

●	Interest Rate Risk. Debt securities, including bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Rising interest rates increases the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.

●	U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Shorter term U.S. government securities may be more sensitive to rising interest rates than longer term obligations. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses the Fund.

●	Inflation Risk. Inflation rates change frequently and suddenly, based on a variety of factors including changes in global markets and economies. Fixed income securities tend to be more sensitive to changes in inflation rates. The Fund’s investments in fixed income securities could be subject to increased volatility or illiquidity events in response to changes in inflation rates.

ARK 21Shares Active Ethereum Futures ETF | Tax Risk [Member]

Tax Risk. The Fund intends to qualify as a regulated investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended. In order to qualify as a regulated investment company, at least 90% of the Fund’s gross income must be “qualifying income”, derived from specific types of assets. In addition, the Fund must meet quarterly asset diversification tests and annual distribution requirements. The Fund’s investment activities will be limited by the Fund’s intention to qualify for such treatment. The Fund may make investments even if the treatment of those investments is unclear. If the Fund fails to qualify for Subchapter M treatment in any year, the Fund would be taxed like an ordinary corporation subject to U.S. federal income tax on all of its income at the fund level, which would reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.

The Fund invests in Ether Futures indirectly through a wholly-owned subsidiary because income and gains from such investments if made by the Fund directly would not be treated as qualifying income for purposes of the Fund qualifying as a regulated investment company for federal income tax purposes. Under Internal Revenue Service (“IRS”) regulations, income derived from the subsidiary will generally be considered qualifying income if there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or if the income inclusion is derived with respect to the Fund’s business of investing in stocks and securities. The Fund expects that income and gains derived from the subsidiary to constitute qualifying income, but future regulations, enforcement, guidance or statutory changes in the U.S. or the Cayman Islands could limit the circumstances in which such income gains would be considered qualifying income or otherwise prevent the Fund or the subsidiary or both from operating as intended and cause the Fund to make changes to its operations. Such changes could result in adverse tax consequences or decreased investment returns. Please see the section entitled “Risks Associated with Bitcoin and Bitcoin Futures” and the section entitled “Taxation” in the Statement of Additional Information for more information.

The subsidiary will be treated as a controlled foreign corporation for U.S. federal income tax purposes. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the subsidiary’s “subpart F income,” whether or not such income is distributed by the subsidiary. It is expected that all of the subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of the subsidiary’s “subpart F income” will increase the Fund’s tax basis in the subsidiary. Distributions by the subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the subsidiary’s underlying income or gains. As a result, the subsidiary structure will convert net capital gains if any from futures contracts from 60% long-term and 40% short-term to ordinary income. If a net loss is realized by the subsidiary, such loss is not generally available to offset the income earned by the Fund, and such loss cannot be carried forward to offset taxable income of the Fund or the subsidiary in future periods. Please see the section entitled “Risks Associated with Bitcoin and Bitcoin Futures” and the section entitled “Taxation” in the Statement of Additional Information for more information.

The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the IRS and the U.S. Treasury Department. Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders.

ARK 21Shares Active Ethereum Futures ETF | E T F Risks [Member]

ETF Risks.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

ARK 21Shares Active Ethereum Futures ETF | Investmentin Other Investment Companies Risk [Member]

Investment in Other Investment Companies Risk. The Fund’s investment in another investment company, including a money market fund, may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

ARK 21Shares Active Ethereum Futures ETF | Investment Risk [Member]

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. In addition, there are several factors that may cause the returns of the Fund to differ substantially from the returns of an account that held a corresponding amount of ether directly. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

ARK 21Shares Active Ethereum Futures ETF | Cash Creation Unit Risk [Member]

Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations and redemptions for cash, rather than in-kind securities (although redemptions will also be done in-kind under certain circumstances). The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the Fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.

ARK 21Shares Active Ethereum Futures ETF | Reverse Repurchase Agreement Risk [Member]

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

ARK 21Shares Active Ethereum Futures ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a newly organized, non-diversified management investment company with no operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, or that an active trading market for the Fund’s shares will develop or be maintained.

ARK 21Shares Active Ethereum Futures ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio holdings, and the subsidiary may engage in frequent trading of Ether Futures. Frequent trading results in higher transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the Ether Futures and on reinvestment of the Fund’s assets. High portfolio turnover may also result in higher tax exposure. The Fund’s portfolio turnover rate will likely be higher as compared to funds with similar investment risks that do not frequently trade their portfolio securities.

ARK 21Shares Active Ethereum Futures ETF | Valuation Risk [Member]

Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The fair value of the Fund’s Ether Futures may be determined by reference, in whole or in part, to the spot ether market. These circumstances may be more likely to occur with respect to Ether Futures than with respect to futures on more traditional assets. In addition, the Ether Futures held by the Fund and ether may be traded in markets on days and at times when the Fund is not open for business. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares.

ARK 21Shares Active Ethereum Futures ETF | Geopolitical Natural Disaster Risk [Member]

Geopolitical/Natural Disaster Risk. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF
ARK 21Shares Active Bitcoin Ethereum Strategy ETF (“ARKY”)
Investment Objective
ARK 21Shares Active Bitcoin Ethereum Strategy ETF (the “Fund”) seeks capital appreciation.
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses	ARK 21Shares Active Bitcoin Ethereum Strategy ETF ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.70%	[2]
Total Annual Fund Operating Expenses	1.00%
[1]	Other Expenses are estimated for the current fiscal year. The Fund cannot accurately estimate anticipated current and deferred tax expenses prior to the commencement of investment operations.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including the Underlying ETFs (as defined below). Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
ARK 21Shares Active Bitcoin Ethereum Strategy ETF | ARK 21Shares Active Bitcoin Ethereum Strategy ETF | USD ($)	102	318

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and therefore portfolio turnover data is not available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund. Under normal conditions, the Fund seeks to outperform the returns of bitcoin over a market cycle by dynamically allocating its assets between bitcoin futures contracts and ether futures contracts. Allocations are determined based on the assessment of the Fund’s sub-adviser, 21Shares US LLC (“21Shares”). ARK Investment Management LLC (“ARK”), the Fund’s sub-subadviser, provides non-discretionary advice to 21Shares related to the spot bitcoin market and spot ether market. 21Shares may, in its sole discretion, consider the advice provided by ARK when making investment decisions for the Fund to the extent 21Shares deems necessary. The sub-adviser and sub-subadviser rely on their expertise in digital asset markets and long-run market expectations, and they may take into account a variety of factors including, but not limited to:

●	Historical and expected correlations between bitcoin and ether;

●	Fundamental analysis of the markets for bitcoin and ether as well as other markets that may impact the prices of bitcoin and ether; and

●	Interest rates and other macroeconomic factors.

The portfolio managers may employ both fundamental and quantitative tools to assess market conditions.

The Fund considers a neutral weighting to be approximately the relative market capitalization of each asset. The relative market capitalizations of bitcoin and ether are determined by multiplying the asset’s current price by the amount of each asset in circulation. As of September 30, 2023, the market capitalization weight of bitcoin and ether was 72.35% and 27.65%, respectively. The neutral allocation serves as a point of departure for evaluating the market and the extent to which the Fund’s actual allocations adhere to the neutral allocation may vary substantially from period-to-period based on the views of the portfolio managers. The Fund trades tactically to exploit short-term market dislocations or other profit opportunities related to the relative prices of bitcoin and ether or their futures. The Fund may also implement longer-term strategic tilts relative to the neutral weighting.

Under normal conditions, the Fund invests more than 25% of its total assets in investments that provide exposure to (i) bitcoin and/or Bitcoin Futures and/or (ii) ether and/or Ether Futures. The Fund may invest in the ARK 21Shares Active Bitcoin Futures Strategy ETF and/or the ARK 21Shares Active Ethereum Futures Strategy ETF (“Active Bitcoin Futures ETF” and “Active Ethereum Futures ETF,” together the “Underlying ETFs”), both of which are affiliated underlying funds and are managed by the same investment team as the Fund. The Fund may also invest in Bitcoin Futures and Ether Futures (defined below) through a subsidiary, as well as other investment companies that 21Shares believes can provide bitcoin and/or ether exposure. In addition, under normal conditions, the Fund will allocate its remaining net assets to cash and cash equivalents, primarily U.S. government securities, as described below.

Through a subsidiary, the Fund may invest in standardized, exchange-traded bitcoin futures and ether futures contracts that are cash settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”), such as the Chicago Mercantile Exchange (the “CME”) (“Bitcoin Futures” and “Ether Futures,” respectively). Each of the Active Bitcoin Futures ETF and Active Ethereum Futures ETF may invest in Bitcoin Futures and Ether Futures, respectively, through a subsidiary. Neither the Fund nor Underlying ETFs invest directly in bitcoin, ether, or other digital assets, or maintain direct exposure to “spot” bitcoin or ether.

The Fund may seek to invest in Bitcoin Futures and Ether Futures contracts with the most attractive combination of cost, liquidity, and other relevant factors, in order to optimize roll yield. Additionally, the Fund may seek to invest in “front month” Bitcoin Futures and Ether Futures contracts. “Front month” contracts are the monthly contracts with the nearest expiration date. Typically, the Fund will roll to the next “nearby” Bitcoin Futures or Ether Futures contracts. The “nearby” contracts are those contracts with the next closest expiration date. Rather than roll the futures contracts on a predefined schedule, the Fund will roll to another futures contract at the time that the Fund believes will generate the greatest roll yield. However, there can be no guarantee that such a strategy will produce the desired results. There is no guarantee that such a strategy will produce the desired results.

Under normal conditions, the Fund may invest in short-term U.S. Treasury instruments. There is no restriction on the duration or composition of the Fund’s Treasury holdings, which are designed to generate yield while also providing liquidity. The Fund may invest in U.S. government securities of any duration. The Fund may also invest in other investment companies for cash management purposes.

What is Bitcoin? Bitcoin is a digital asset also referred to as a digital asset or a crypto asset. Bitcoin, as a digital asset, is a unit of account on the “bitcoin network,” an open source, decentralized peer-to-peer computer network, which is also known as the “Bitcoin Blockchain.” Bitcoin may be held as an investment, may be used to purchase goods and services, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the bitcoin network and the value of bitcoin is not backed by any government, corporation or other central body. Instead, the value of bitcoin is determined by supply and demand in markets created to facilitate trading and transactions in bitcoin. Because the source code for the bitcoin network is open-source, anyone can contribute to its development. Ownership and transaction records for bitcoin are protected by information technology known as cryptography, which is designed to protect the digital asset and only permits transactions to take place if certain conditions are satisfied. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt, and the private key is used to decrypt.

Transactions in bitcoin that occur on the network are also encrypted, which is designed to prevent anyone from creating counterfeit assets or from spending more money than is in their account. The ultimate supply of bitcoin is finite and currently limited to 21 million “coins.” The amount of bitcoin currently available continues to increase as new bitcoin supplies will be mined until the 21 million current protocol cap is reached. The bitcoin network is operated by a decentralized group of participants who run computer software that validates and records transactions in bitcoin (“miners”), developers who propose changes and improvements to this software, and users who use the software. Periodically, the software used by the bitcoin network is modified, which can result in different versions of bitcoin (“forks”). Although the Fund does not invest directly in bitcoin, the value of Bitcoin Futures can be affected by forks.

What are Bitcoin Futures? Bitcoin Futures are futures contracts traded on a commodity exchange registered with the CFTC. Currently, the only Bitcoin Futures contracts in which the Fund will invest are traded on the CME. The Fund may invest in standard Bitcoin Futures and in micro Bitcoin Futures (collectively referred to herein as Bitcoin Futures). These futures contracts are agreements between two parties that are executed on a commodity futures exchange, and that are cleared and margined through a clearing house. Bitcoin Futures are cash-settled, which means that one party agrees to buy a fixed quantity of bitcoin from another party at a future point in time at a price agreed at the initiation of the contract, but instead of taking physical delivery of bitcoin at the later date, settlement occurs using cash. The contractual obligations of a buyer or seller of Bitcoin Futures are generally satisfied by cash settlement at the end of the contract period or by making an offsetting sale or purchase of an identical futures contract before the designated date of delivery.

What is Ether? Ether is a digital asset also known as a crypto asset. Ether, as a digital asset, is a unit of account on the “Ethereum network,” an open source, decentralized peer-to-peer computer network. The ethereum network is governed by a set of rules that are commonly referred to as the “Ethereum protocol”. Ether may be held as an investment, may be used to purchase goods and services, stored for future use, or may be exchanged for fiat currency (like U.S. dollars). No single entity owns or operates the Ethereum network and the value of ether is not backed by any government, corporation or other central body. Instead, the value of ether is determined, in part, by supply and demand in markets created to facilitate trading and transactions in ether. Ether is the second largest digital asset by market capitalization behind bitcoin. Because the source code for the Ethereum network is open-source, anyone can contribute to its development. Ownership and transaction records for ether are protected by information technology known as cryptography, which is designed to protect the digital asset and only permits transactions to take place if certain conditions are satisfied. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt, and the private key is used to decrypt.

The Ethereum network is operated by a decentralized group of participants who run computer software that validates and records transactions in ether (“validators”), developers who propose changes and improvements to the Ethereum protocol and the software that enforces the Ethereum protocol, and users who use the Ethereum software. Periodically, the software used by the Ethereum network is modified, which can result in different versions of ether (“forks”). Although the Fund and Active Ethereum Futures ETF do not invest directly in ether, the value of Ether Futures can be affected by forks.

For instance, in June 2016, the Ethereum community faced a divisive choice: whether to reverse a large hack (theft) of ether from a third-party project called “The DAO,” a decentralized autonomous organization that was designed to act as a decentralized, investor-directed venture capital firm operating in the Ethereum ecosystem. While the hack didn’t directly impact the Ethereum protocol itself, it harmed trust in the ecosystem. The majority of the ecosystem chose to reverse the hacked transactions and return the stolen ether to its original holders, while a minority believed that reversing the transactions was the incorrect course. This led to a hard fork in the Ethereum Blockchain, with the smaller of the two communities taking the name Ethereum Classic and running a separate blockchain with its own native crypto asset. Additional forks of the Ethereum Blockchains are possible. A large-scale fork could introduce risk, uncertainty, or confusion into the Ethereum Blockchains, or could fraction the value of the main blockchain and its native crypto asset, which could significantly impact the value of ether, and thereby of the Ether Futures held by the Fund.

What are Ether Futures? Ether Futures are futures contracts traded on a commodity exchange registered with the CFTC. Currently, the only Ether Futures contracts in which the Fund will invest are traded on the CME. The Fund and the Active Ethereum Futures ETF may invest in standard Ether Futures and in micro Ether Futures (collectively referred to herein as Ether Futures). These futures contracts are agreements between two parties that are executed on a commodity futures exchange, and that are cleared and margined through a clearing house. Ether Futures are cash-settled, which means that one party agrees to buy a fixed quantity of ether from another party at a future point in time at a price agreed at the initiation of the contract, but instead of taking physical delivery of ether at the later date, settlement occurs using cash. The contractual obligations of a buyer or seller of Ether Futures are generally satisfied by cash settlement at the end of the contract period or by making an offsetting sale or purchase of an identical futures contract before the designated date of delivery.

Each of the Fund and the Underlying ETFs expect to gain exposure by investing in a wholly owned subsidiary of the Fund and each Underlying ETF, respectively, organized under the laws of the Cayman Islands and for which Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as investment adviser, 21Shares US LLC (“21Shares”) serves as sub-adviser and ARK Investment Management LLC (“ARK”) serves as sub-subadviser. Investing more than 25% of the Fund’s or each Underlying ETF’s assets in the subsidiary could have adverse tax consequences for the Fund or the Underlying ETFs, respectively. See the section entitled “Taxation” in the Statement of Additional Information for more information. There can be no assurance that the Fund or each Underlying ETF will be able to achieve or maintain its target bitcoin or ether exposure. References to investments by the Fund or the Underlying ETFs, respectively, should be read to mean investments by either the applicable subsidiary or the Fund or the Underlying ETFs.

Under normal conditions, each of the Fund and each Underlying ETF invest more than 25% of its total assets in investments that provide exposure to bitcoin and/or Bitcoin Futures and ether and/or Ether Futures.

Neither the Fund nor Underlying ETFs invest directly in ether, bitcoin, or other digital assets, or maintain direct exposure to “spot” ether or bitcoin. Investors seeking direct exposure to the price of ether or bitcoin should consider an investment other than the Fund.

More Information Regarding the Investment Strategy of the Underlying ETFs

The Bitcoin Futures (with respect to the Active Bitcoin Futures ETF) and Ether Futures (with respect to the Active Ethereum Futures ETF) in which the Underlying ETFs invest generally have monthly or quarterly contract periods. Under normal conditions, the Underlying ETFs will hold its respective Bitcoin Futures or Ether Futures contracts during periods when the value of bitcoin or ether may be rising, falling or flat. In order to maintain its positions in Bitcoin Futures or Ether Futures, the Underlying ETFs will sell Bitcoin Futures or Ether Futures contracts as they near expiration, the end of the contract period, and buy new Bitcoin Futures or Ether Futures contracts with a later expiration date. This is called “rolling.” Rolling Bitcoin Futures or Ether Futures contracts means that the Underlying ETFs will incur expenses associated with selling and buying positions.

In addition, the Underlying ETFs’ investments in Bitcoin Futures or Ether Futures will be subject to “contango” and “backwardation.” Contango occurs when a futures contract with a longer term to expiration is priced higher than a contract with a shorter term to expiration. This means that it costs more to replace a futures contract as the remaining term of the contract gets shorter. When rolling Bitcoin Futures or Ether Futures contracts in contango, the Underlying ETFs are selling a contract at a lower price and buying a new, longer contract at a relatively higher price. Backwardation occurs when a futures contract with a longer term is less expensive than a futures contract with a shorter term. When rolling Bitcoin Futures or Ether Futures contracts in backwardation, the Underlying ETFs are selling a shorter-term contract at a higher price and buying a longer-term contract at a lower price. Whenever the Underlying ETFs are buying or selling a Bitcoin Futures or Ether Futures contract, the Underlying ETFs will incur transaction expenses.

The Underlying ETFs’ Remaining Investments. The Underlying ETFs will generally invest its remaining assets in any one or more of the following types of short-term cash instruments to provide liquidity, serve as margin, or collateralize the Underlying ETFs’ investments in Bitcoin Futures or Ether Futures:

●	U.S. Treasury securities;

●	Money market instruments; and

●	repurchase agreements.

The Underlying ETFs may also engage in reverse repurchase agreements or similar transactions for leveraging purposes.

Each of the Fund and the Underlying ETFs are classified as non-diversified funds, which means that the Fund and each Underlying ETF may invest a greater percentage of its assets in investments backed by a particular issuer, or in the case of Bitcoin Futures or Ether Futures contracts, in contracts with a single counterparty or a few counterparties.

Principal Risks
PERFORMANCE

Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at https://21shares-funds.com/ or by calling the Fund at (215) 882-9983.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | All Risk [Member]

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More detailed risk descriptions are set forth below under the heading “Additional Information About the Funds’ Risks.”

Unless expressly noted otherwise, references to the “Fund” in this section refer to the Fund and Underlying ETFs. All references to the “Fund” should be read to include the Underlying ETFs.

Bitcoin, Bitcoin Futures, Ether, and Ether Futures are relatively new investments, which have unique and substantial risks and which may be more volatile than other types of investments. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The performance of Bitcoin Futures and Ether Futures may differ from the performance of bitcoin and ether, respectively.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Market And Volatility Risk [Member]

Market and Volatility Risk. The Fund’s investments, including its investments in Bitcoin Futures and Ether Futures, are subject to market risk. Market risk is the risk that the value of an investment will rise or fall, which could occur due to specific factors relating to bitcoin, Bitcoin Futures, ether, or Ether Futures, and due to general market or economic conditions or other factors.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Asset Risk [Member]

Asset Risk. The Fund seeks to maintain managed exposure to bitcoin and ether through its investment in Bitcoin Futures and Ether Futures, respectively, but the Fund does not invest in bitcoin or ether directly. The price of Bitcoin Futures and Ether Futures may vary from the current value or current price of bitcoin and ether in cash markets, respectively, which is called the “spot” price. The Fund’s performance will diverge from the performance of bitcoin and ether in the spot markets, or from the performance of Bitcoin Futures and Ether Futures. The Fund’s exposure to Bitcoin Futures and Ether Futures will be effected through wholly-owned subsidiaries, and references to the Fund below includes the subsidiaries.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Ether Futures Risks [Member]

Ether Futures Risks. Ether Futures expose the Fund to the following risks:

●	Ether and Ether Futures are relatively new assets and ether and the Ethereum network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Ether Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Ether Futures or achieve its investment objective.

●	Historically, ether and Ether Futures have been subject to significant price volatility. The price of Ether Futures may differ significantly from the spot price of ether and changes in the price of Ether Futures may happen rapidly and without notice.

●	The market for Ether Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Ether Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.

●	An exchange or market may close early, close late or issue trading halts on Ether Futures contracts. As a result, the ability to trade Ether Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Ether Futures contracts at all, and/or cause significant deviations in the performance of Ether Futures contracts from spot ether. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

●	Increased demand for Ether Futures may cause Ether Futures to become more expensive to acquire and may cause the value of Ether Futures to diverge more significantly from the value of the reference rate. Ether Futures are valued based on the CME CF Ether Reference Rate, which is a rate determined by the CME and designed to provide an indicative price for spot ether across a specific set of digital asset trading venues. If demand for ether rises, this could affect the reference rate and the value of Ether Futures.

●	In some cases, the near month Ether Futures contract’s price can be lower than later expiring contracts’ prices. If Ether Futures suffer a prolonged period of contango, and absent the impact of rising or falling ether prices, the Fund’s NAV and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.

●	Market conditions and expectations, position limits, accountability limits, availability of counterparties and other factors may limit the Fund’s ability to invest the proceeds of creation baskets in Ether Futures and may cause the Fund to fail to maintain its target ether exposure or may impair the Fund’s ability to meet its investment objective.

●	When an Ether Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy an Ether Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Ether Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Ether Futures contracts may have a significant adverse impact on the Fund’s investment performance.

●	There may be imperfect correlation between changes in the market value of an Ether Futures contract and the value of its underlying reference asset and this may be exaggerated in times of market stress or volatility. Ether Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Ether And The Ethereum Network Risks [Member]

Ether and the Ethereum Network Risks. The Fund may be subject to the following risks as a result of its investments in Ether Futures:

●	Ether and other crypto assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.

●	Digital assets such as ether were introduced relatively recently, and the medium-to-long term value of ether is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.

●	The value of ether depends on the development and acceptance of the Ethereum network. The slowing or stopping of the development or acceptance of the Ethereum network may adversely affect an investment in the Fund.

●	Possession of 33% of staked Ether is the minimum stake that can be used to execute an attack on the Ethereum Blockchain. If one or a coordinated group of miners were to gain control of more than 50% of the Ethereum network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain ether. Any such attacks could alter the blockchain and adversely affect the value of ether, which would adversely affect the Fund’s investments in Ether Futures.

●	New competing digital assets may pose a challenge to ether’s current market position, resulting in a reduction in demand for ether, which could have a negative impact on the price of ether and Ether Futures, and thus a negative impact on the performance of the Fund.

●	If one or a coordinated group of validators were to gain control of two-thirds of staked ether, they could have the ability to manipulate transactions and fraudulently obtain ether. If such a validator or coordinated group of validators were to gain control of one-third of staked ether, they could have the ability to halt payments.

●	There is no registry showing which individuals or entities own ether or the quantity of ether owned by any particular person or entity. There are no regulations in place that would prevent a large holder of ether from selling their ether. Substantial ether sales may adversely affect the price of ether and Ether Futures.

●	The market price of ether has been subject to extreme fluctuations. Additionally, the value of ether has been and may continue to be substantially dependent on speculation such that trading and investing in crypto assets generally may not be based on fundamental analysis If ether markets continue to be subject to sharp fluctuations, the Fund’s shareholders may experience losses. In addition, the Fund’s performance may be adversely impacted by industry-wide developments beyond its control, including the fallout from the recent insolvency proceedings of digital asset market participants such as digital asset trading venues. Although the Fund has no exposure to any of these market participants, the price of ether and therefore the Fund may be negatively impacted by unfavorable investor sentiment resulting from these recent developments in the broader digital asset industry.

●	Although the Fund’s investments will be in Ether Futures contracts traded on regulated futures exchanges, ether and digital asset trading venues may be subject to similar or less regulation. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Ether Futures contracts traded on regulated futures exchanges, to the extent Ether Futures are tracking the spot ether markets, the Fund’s investments in Ether Futures could be adversely affected by fraud, failure or security breaches in spot ether markets.

●	The open-source nature of the Ethereum network can result in changes to the underlying code of ether, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “air drop.” A fork or an air drop could result in significant and unexpected changes in the value of ether on spot markets, which could adversely affect Ether Futures, and the Fund.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Liquidity Risk [Member]

Liquidity Risk. Liquidity risk is the risk that the Fund might not be able to sell an investment without significantly changing the value of the investment on the Fund’s books. Liquidity risk can be elevated by market disruptions or volatility, and during these periods, it may be difficult or impossible for the Fund to buy or sell an investment, including in Bitcoin Futures and Ether Futures, at a desired price. The market for Bitcoin Futures and Ether Futures is still developing and may experience periods of significant illiquidity. The demand for Bitcoin Futures and Ether Futures and the large size of the positions which the Fund may acquire may increase the risk of illiquidity by making positions more difficult to liquidate, increasing transaction costs, or by increasing the losses incurred while trying to do so. In addition, limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on Fund performance. Developments in the market for spot bitcoin and ether could also affect the Fund’s ability to transact in Bitcoin Futures and Ether Futures, including rolling positions. The Fund cannot acquire new investments if 15% of its net assets are held in illiquid securities, so the Fund could be negatively impacted by periods of illiquidity and the NAV and the market price of the Fund’s shares could be adversely affected.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Investment Capacity Risk [Member]

Investment Capacity Risk. The Fund invests in specific types of instruments and Bitcoin Futures and Ether Futures. If the Fund cannot obtain its desired type or amount of Bitcoin Futures and Ether Futures for any reason, including limited liquidity in the Bitcoin Futures and Ether Futures market, additional demand for Bitcoin Futures and Ether Futures, a disruption to the Bitcoin Futures and Ether Futures market, or changes in margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Fund’s ability to obtain exposure to Bitcoin Futures and Ether Futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin, Bitcoin Futures, ether, and Ether Futures. Additionally, the ability of the Fund to obtain exposure to Bitcoin Futures and Ether Futures contracts is limited by certain tax rules that limit the amount the Fund can invest in each subsidiary.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Counterparty Risk [Member]

Counterparty Risk. Investing in futures contracts, derivatives and repurchase agreements involves entering into contracts with third parties (collectively, “counterparties”). Using derivatives and repurchase agreements involves risks that are different from the risks associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.

The counterparty to a listed futures contract, such as Bitcoin Futures and Ether Futures, is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Leverage Risk [Member]

Leverage Risk. Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or investment practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Concentration Risk [Member]

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to ether.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Non Diversified Risk [Member]

Non-Diversified Risk. The Fund and Underlying ETFs are classified as “non-diversified” funds under the Investment Company Act. This means that the Fund and Underlying ETFs’ assets will be invested in a small number of issuers, or have its assets exposed to a smaller number of counterparties, than a diversified fund. A non-diversified fund may be more volatile than a diversified fund because the gains or losses on a single investment may have a greater impact on the Fund and Underlying ETFs’ NAV and therefore the Fund and Underlying ETFs’ market price as compared to a diversified fund.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Active Management Risk [Member]

Active Management Risk. The Fund is actively managed and its performance is based on the judgments and investment decisions that 21Shares makes for the Fund. The judgments and decisions made by the portfolio manager or 21Shares may not implement the strategy correctly, which may cause the Fund to underperform as compared to investments of similar risk.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Subsidiary Risk [Member]

Subsidiary Risk. The Fund seeks to gain its targeted investment exposure through investment in the Fund’s wholly-owned subsidiary, which is organized under the laws of the Cayman Islands. Certain policies and procedures require that the subsidiary be consolidated with the Fund for purposes of testing compliance with applicable tax regulations and investment limitations. Changes in laws in the United States or the Cayman Islands could affect the use of the subsidiary structure, which could adversely affect the Fund’s ability to achieve its investment objective.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Repurchase Agreements Risk [Member]

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Derivatives Risk [Member]

Derivatives Risk. The Fund’s use of derivatives (in the form of Bitcoin Futures and Ether Futures) presents risks different than investing directly in traditional securities. Using derivatives can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures and Ether Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective. Using derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or exit those positions. Using derivatives also involves the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Fund’s ability to use certain derivatives and their cost.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Bond And Fixed Income Risks [Member]

Bond and Fixed Income Risks. The Fund’s investments in fixed income securities are subject to one or more of the following risks:

●	Credit Risk. Bonds are subject to credit risk, which is the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. The credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

●	Interest Rate Risk. Debt securities, including bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Rising interest rates increases the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.

●	U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Shorter term U.S. government securities may be more sensitive to rising interest rates than longer term obligations. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses the Fund.

●	Inflation Risk. Inflation rates change frequently and suddenly, based on a variety of factors including changes in global markets and economies. Fixed income securities tend to be more sensitive to changes in inflation rates. The Fund’s investments in fixed income securities could be subject to increased volatility or illiquidity events in response to changes in inflation rates.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Tax Risk [Member]

Tax Risk. The Fund intends to qualify as a regulated investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended. In order to qualify as a regulated investment company, at least 90% of the Fund’s gross income must be “qualifying income”, derived from specific types of assets. In addition, the Fund must meet quarterly asset diversification tests and annual distribution requirements. The Fund’s investment activities will be limited by the Fund’s intention to qualify for such treatment. The Fund may make investments even if the treatment of those investments is unclear. If the Fund fails to qualify for Subchapter M treatment in any year, the Fund would be taxed like an ordinary corporation subject to U.S. federal income tax on all of its income at the fund level, which would reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.

The Fund invests in Bitcoin Futures and Ether Futures indirectly through wholly-owned subsidiaries because income and gains from such investments if made by the Fund directly would not be treated as qualifying income for purposes of the Fund qualifying as a regulated investment company for federal income tax purposes. Under Internal Revenue Service (“IRS”) regulations, income derived from a subsidiary will be considered qualifying income if there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or if the income inclusion is derived with respect to the Fund’s business of investing in stocks and securities. The Fund expects that income and gains derived from a subsidiary to constitute qualifying income, but future regulations, enforcement, guidance or statutory changes in the U.S. or the Cayman Islands could limit the circumstances in which such income gains would be considered qualifying income or otherwise prevent the Fund or the subsidiary or both from operating as intended and cause the Fund to make changes to its operations. Such changes could result in adverse tax consequences or decreased investment returns. Please see the section entitled “Risks Associated with Bitcoin Futures – Federal Income Tax Treatment of Investments in the Cayman Subsidiary” and the section entitled “Taxation” in the Statement of Additional Information for more information.

The subsidiaries will be treated as a controlled foreign corporation for U.S. federal income tax purposes. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of each subsidiary’s “subpart F income,” whether or not such income is distributed by the subsidiary. It is expected that all of each subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of a subsidiary’s “subpart F income” will increase the Fund’s tax basis in the subsidiary. Distributions by a subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of a subsidiary’s underlying income or gains. As a result, the subsidiary structure will convert net capital gains, if any, from futures contracts from 60% long-term and 40% short-term to ordinary income. If a net loss is realized by a subsidiary, such loss is not generally available to offset the income earned by the Fund, and such loss cannot be carried forward to offset taxable income of the Fund or the subsidiary in future periods. Please see the section entitled “Risks Associated with Bitcoin Futures – Federal Income Tax Treatment of Futures Contracts and Certain Option Contracts” and the section entitled “Taxation” in the Statement of Additional Information for more information.

The tax considerations above would apply to each Underlying ETF with respect to its investment in each Underlying ETF’s wholly-owned subsidiary.

The asset diversification tests for regulated investment companies will apply on a look through basis if wholly-owned subsidiaries are held by both the Fund and the Underlying ETFs and the Fund holds 20% or more of the voting stock of each Underlying ETF at the close of any quarter of its taxable year. In such case, the Fund would be treated as owning its proportionate share of each Underlying ETF’s subsidiary. The Fund’s investment in its subsidiary and in its proportionate share of each Underlying ETF’s subsidiary together would need to be limited to no more than 25% by value of the Fund’s total assets in order to satisfy the asset diversification tests for regulated investment companies. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.

The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the IRS and the U.S. Treasury Department. Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | E T F Risks [Member]

ETF Risks.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Investment Risk [Member]

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. In addition, there are several factors that may cause the returns of the Fund to differ substantially from the returns of an account that held a corresponding amount of bitcoin and ether directly. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Cash Creation Unit Risk [Member]

Cash Creation Unit Risk. To the extent the Fund effects its creations and redemptions for cash, rather than in-kind securities, the Fund’s shares may trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Reverse Repurchase Agreement Risk [Member]

Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a newly organized, non-diversified management investment company with no operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, or that an active trading market for the Fund’s shares will develop or be maintained.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio holdings, and the subsidiaries may engage in frequent trading of Bitcoin Futures and Ether Futures. Frequent trading results in higher transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the Bitcoin Futures and Ether Futures and on reinvestment of the Fund’s assets. High portfolio turnover may also result in higher tax exposure. The Fund’s portfolio turnover rate will likely be higher as compared to funds with similar investment risks that do not frequently trade their portfolio securities.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Valuation Risk [Member]

Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The fair value of the Fund’s Bitcoin Futures and Ether Futures may be determined by reference, in whole or in part, to the spot bitcoin and ether market, respectively. These circumstances may be more likely to occur with respect to Bitcoin Futures and Ether Futures than with respect to futures on more traditional assets. In addition, the Bitcoin Futures and Ether Futures held by the Fund and bitcoin and ether may be traded in markets on days and at times when the Fund is not open for business. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Geopolitical Natural Disaster Risk [Member]

Geopolitical/Natural Disaster Risk. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Bitcoin Futures Risks [Member]

Bitcoin Futures Risks. Bitcoin Futures expose the Fund to the following risks:

●	Bitcoin and Bitcoin Futures are relatively new assets and bitcoin and the bitcoin network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Bitcoin Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Bitcoin Futures or achieve its investment objective.

●	Historically, bitcoin and Bitcoin Futures have been subject to significant price volatility. The price of Bitcoin Futures may differ significantly from the spot price of bitcoin and changes in the price of Bitcoin Futures may happen rapidly and without notice.

●	The market for Bitcoin Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Bitcoin Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.

●	An exchange or market may close early, close late or issue trading halts on Bitcoin Futures contracts. As a result, the ability to trade Bitcoin Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Bitcoin Futures contracts at all, and/or cause significant deviations in the performance of Bitcoin Futures contracts from spot bitcoin. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

●	Increased demand for Bitcoin Futures may cause Bitcoin Futures to become more expensive to acquire and may cause the value of Bitcoin Futures to diverge more significantly from the value of the reference rate. Bitcoin Futures are valued based on the BRR, which is a rate determined by the CME and designed to provide an indicative price for spot bitcoin across a specific set of digital asset trading venues. If demand for bitcoin rises, this could affect the reference rate and the value of Bitcoin Futures.

●	In some cases, the near month Bitcoin Futures contract’s price can be lower than later expiring contracts’ prices (“contango”). If Bitcoin Futures suffer a prolonged period of contango, and absent the impact of rising or falling bitcoin prices, the Fund’s net assets value (“NAV”) and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.

●	Bitcoin Futures are subject to position limits, accountability limits and dynamic price fluctuation limits that may limit the Fund’s ability to invest the proceeds of creation baskets in Bitcoin Futures and may cause the Fund to fail to maintain its target bitcoin exposure or may impair the Fund’s ability to meet its investment objective. Bitcoin Futures also are subject to relatively high initial margin requirements that may limit the Fund’s ability to achieve its desired investment exposure and may require the Fund to liquidate a position in Bitcoin Futures when it otherwise would not do so.

●	When a Bitcoin Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy a Bitcoin Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Bitcoin Futures contracts may have a significant adverse impact on the Fund’s investment performance.

●	There may be imperfect correlation between changes in the market value of a Bitcoin Futures contract and the value of its underlying reference asset, the BRR, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Bitcoin And The Bitcoin Network Risks [Member]

Bitcoin and the Bitcoin Network Risks. The Fund may be subject to the following risks as a result of its investments in Bitcoin Futures:

●	Bitcoin and other crypto assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.

●	Digital assets such as bitcoin were introduced relatively recently, and the medium-to-long term value of bitcoin is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.

●	The value of bitcoin depends on the development and acceptance of the bitcoin network. The slowing or stopping of the development or acceptance of the bitcoin network may adversely affect an investment in the Fund.

●	New competing digital assets may pose a challenge to bitcoin’s current market position, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and Bitcoin Futures, and thus a negative impact on the performance of the Fund.

●	Possession of 33% of staked Bitcoin is the minimum stake that can be used to execute an attack on the Bitcoin Blockchain. If one or a coordinated group of miners were to gain control of more than 50% of the bitcoin network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. Any such attacks could alter the blockchain and adversely affect the value of bitcoin, which would adversely affect the Fund’s investments in Bitcoin Futures.

●	There is no registry showing which individuals or entities own bitcoin or the quantity of bitcoin owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early bitcoin adopters hold a significant portion of the bitcoin that has thus far been created. There are no regulations in place that would prevent a large holder of bitcoin from selling their bitcoin. Substantial bitcoin sales may adversely affect the price of bitcoin and Bitcoin Futures.

●	Although the Fund’s investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, bitcoin and digital asset trading venues may be subject to similar or less regulation. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, to the extent Bitcoin Futures are tracking the spot bitcoin markets, the Fund’s investments in Bitcoin Futures could be adversely affected by fraud, failure or security breaches in spot bitcoin markets.

●	The market price of bitcoin has been subject to extreme fluctuations. Additionally, the value of bitcoin has been and may continue to be substantially dependent on speculation such that trading and investing in crypto assets generally may not be based on fundamental analysis. If bitcoin markets continue to be subject to sharp fluctuations, the Fund’s shareholders may experience losses. In addition, the Fund’s performance may be adversely impacted by industry-wide developments beyond its control, including the fallout from the recent insolvency proceedings of digital asset market participants such as digital asset trading venues. Although the Fund has no exposure to any of these market participants, the price of bitcoin and therefore the Fund may be negatively impacted by unfavorable investor sentiment resulting from these recent developments in the broader digital asset industry.

●	The open-source nature of the bitcoin network can result in changes to the underlying code of bitcoin, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “airdrop.” A fork or an airdrop could result in significant and unexpected changes in the value of bitcoin on spot markets, which could adversely affect Bitcoin Futures, and the Fund.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Fund Of Funds Risk [Member]

Fund of Funds Risk. Because it invests significantly in the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance of the Underlying ETFs. An investment in the Fund is subject to the risks associated with the Underlying ETFs. The Fund will pay a proportional share of the expenses of the Underlying ETFs (including operating expenses and management fees).

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Quantitative Investment Selection Risk [Member]

Quantitative Investment Selection Risk. Data for some market investors’ holdings or sentiments may be less available and/or less current than data used by other investment advisory firms. 21Shares and ARK use quantitative analyses, and their processes could be adversely affected if erroneous or outdated data is utilized. Moreover, the data utilized to evaluate investor sentiment will reflect data that is collected by regulators and other third-parties. This data may be incomplete or incorrect and therefore could be inaccurate in whole or in part. If the data is incomplete or incorrect, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been more comprehensive. In addition, investments selected using a quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

ARK 21Shares Active Bitcoin Ethereum Strategy ETF | Investment In Other Investment Companie Risk [Member]

Investment in Other Investment Companies Risk. The Fund’s investment in another investment company, including a money market fund or another exchange-traded fund, may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

[1]	Empowered Funds, LLC dba EA Advisers (the “Adviser”) (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing advisory services and all expenses of the Fund, except for the fee payment under the investment advisory agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses (except that the Adviser will pay any net account or similar fees charged by futures commission merchants), taxes (including tax-related services), interest (including borrowing costs, except that the Adviser will pay net interest expenses incurred in connection with investments in reverse repurchase agreements), litigation expense (including class action-related services), and other non-routine or extraordinary expenses.
[2]	Empowered Funds, LLC dba EA Advisers (the “Adviser”) (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing advisory services and all expenses of the Fund, except for the fee payment under the investment advisory agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, Acquired Fund Fees and Expenses, brokerage expenses (except that the Adviser will pay any net account or similar fees charged by futures commission merchants), taxes (including tax-related services), interest (including borrowing costs, except that the Adviser will pay net interest expenses incurred in connection with investments in reverse repurchase agreements), litigation expense (including class action-related services), and other non-routine or extraordinary expenses.